Equity (Details) - USD ($)			12 Months Ended
	May 09, 2025	Jan. 23, 2025	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023	Jan. 06, 2022
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001
Ordinary shares, authorized	483,750,000
Ordinary shares price per share (in Dollars per share)						$ 0.0001
Net proceed (in Dollars)			$ 5,000,000	$ 0	$ 0
Minimum rate of surplus reserve fund			10.00%
Maximum rate of reserve fund			50.00%
Consolidated net assets (in Dollars)			$ 1,740,000	$ 1,610,000
Class A Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, authorized			495,000,000	495,000,000
Ordinary shares, issued			11,250,000	10,000,000
Common stock vote per share	each having one vote per share		each having 1 vote per share
Class B Ordinary Shares [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)			$ 0.0001	$ 0.0001
Ordinary shares, authorized			5,000,000	5,000,000
Ordinary shares, issued			5,000,000	5,000,000
Common stock vote per share	each having twenty votes per share		each having 20 vote per share
IPO [Member]
Equity (Details) [Line Items]
Ordinary shares, par value (in Dollars per share)		$ 0.0001
Aggregate ordinary shares issued		1,250,000
Ordinary shares price per share (in Dollars per share)		$ 4
Offering cost (in Dollars)		$ 1,987,087
Net proceed (in Dollars)		$ 3,012,913